COVER PAGE	Feb. 17, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 17, 2026
Entity Registrant Name	KITE REALTY GROUP TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32268
Entity Tax Identification Number	11-3715772
Entity Address, Address Line One	30 S. Meridian Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	(317)
Local Phone Number	577-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	KRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001286043
Amendment Flag	false
Kite Realty Group, L.P.
Entity Information [Line Items]
Entity Registrant Name	KITE REALTY GROUP, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-202666-01
Entity Tax Identification Number	20-1453863